Other Assets (Tables)	9 Months Ended
Jul. 31, 2020
Text Block [Abstract]
Schedule of Other Assets

Other Assets

(millions of Canadian dollars)		As at

	July 31 2020	October 31 2019
Accounts receivable and other items	$9,885	$9,069
Accrued interest	2,275	2,479
Current income tax receivable	2,402	2,468
Defined benefit asset	13	13
Insurance-related assets, excluding investments	2,152	1,761
Prepaid expenses	1,136	1,297
Total	$17,863	$17,087